UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Dunn Warren Investment Advisors, LLC
                        Address:         6143 South Willow Dr., Suite 102
                                         Greenwood Village, CO 80111
                        13F File Number: 028-14410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		May 5, 2011
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    13
Form 13F Information Table Value Total:   $122,725
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE

                                                     VALUE	SHARES/ SH/  PUT   INVSTMT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER   TITLE OF CLASS	  CUSIP     (X$1000)PRN/AMT PRN  CALL  DSCRTN  MANAGERS  SOLE   SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------

BARCLAYS BK PLC         IPTH S&P VIX NEW 06740C261	4990	158544	 SH          SOLE	                          158544
ISHARES TR              DJ US BAS MATL   464287838	2687	35638	 SH          SOLE	                          35638
ISHARES TR              IBOXX INV CPBD   464287242	13154	147895	 SH          SOLE	                          147895
ISHARES TR              S&P MIDCAP 400   464287507	6787	62338	 SH          SOLE	                          62338
ISHARES TR              RUSL 2000 GROW   464287648	12704	140006	 SH          SOLE	                          140006
ISHARES TR              BARCLYS 1-3 YR   464287457	12999	155155	 SH          SOLE	                          155155
ISHARES TR              PHLX SOX SEMICND 464287523	12543	205097	 SH          SOLE	                          205097
MARKET VECTORS ETF TR   AGRIBUS ETG      57060U605	10704	205646  SH          SOLE	                          205646
MARKET VECTORS ETF TR   COAL ETF         57060U837	12067	249917	 SH          SOLE	                          249917
POWERSHARES ETF TRUST   DYN NETWKG PRT   73935X815	3152	116760	 SH          SOLE	                          116760
SPDR SERIES TRUST       S&P METALS MNG   78464A755	6178	91955	 SH          SOLE	                          91955
SPDR SERIES TRUST       S&P RETAIL ETF   78464A714	10937	236643	 SH          SOLE	                          236643
SPDR SERIES TRUST       OIL GAS EQUIP    78464A748	13822	356643	 SH          SOLE	                          356643


